TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 19,539	$ 12,859	$ 5,329
Foreign	300	(537)	13,776
Income before taxes on income	$ 19,839	$ 12,322	$ 19,105